Schedule of assets and liabilities held for sale and discontinued operations (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Inventories	$ 1,646	$ 2,115	$ 1,887
Property, plant and equipment	439	3,742	3,743
Goodwill	1,635	17,697	18,269	$ 25,794
Intangible assets	15,235	42,175	39,577
Deferred tax assets	4,099	5,136	4,668
Total liabilities of disposal group classified as held for sale	5,515		1,497
Net assets/(liabilities) identified as held for sale	(40,537)	3,746	21,615
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	2,366		239
Inventories	657
Property, plant and equipment	2,040		629
Goodwill	210		5,289
Intangible assets			2,057
Deferred tax assets	206
Total assets of disposal group classified as held for sale	5,479		8,214
Trade and other payables	2,722		91
Current debt	1,267		1,126
Non-current debt	77		74
Lease liabilities - current	263		157
Lease liabilities - non-current	1,186		49
Total liabilities of disposal group classified as held for sale	5,515		1,497
Net assets/(liabilities) identified as held for sale	$ (36)		$ 6,717